RELATED PARTIES (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Feb. 20, 2024 USD ($) account $ / shares shares	Sep. 05, 2023 USD ($) account $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($)
Related Party Transaction [Line Items]
Stock repurchased during period (in shares) | shares	1,500,000		1,897,182
Common stock, par value (in dollars per share)	$ 0.25		$ 0.25	$ 0.25
Number of separately managed accounts | account	4
Shares acquired, average cost per share (in dollars per share)	$ 65.50		$ 70.99
Stock repurchased during period | $	$ 98,250		$ 134,680
Stock repurchase program, aggregate purchase price | $			$ 183,271	$ 309,916	$ 163,970
Related Party | Voss Capital, LLC
Related Party Transaction [Line Items]
Stock repurchased during period (in shares) | shares		400,000	1,500,000
Common stock, par value (in dollars per share)		$ 0.25	$ 0.25
Number of separately managed accounts | account		2
Shares acquired, average cost per share (in dollars per share)		$ 41.87	$ 65.50
Stock repurchase program, aggregate purchase price | $		$ 16,746